Concentration of credit risks (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
Revenue concentration (% of total net sales)	12 months ended December 31,
	2024	2023	2022
IoT operating segment
Multinational electronics contract manufacturing company	4%	15%	14%
International equipment and software manufacturer	0%	6%	5%
International digital identity & security provider	0%	12%	9%
International software services provider	2%	8%	6%
International telecommunication company	33%	5%	3%
Multinational telecommunication & hardware manufacturing company	0%	4%	5%

Receivables concentration (% of total accounts receivable and maximum amount of loss due to credit risk)	As at December 31, 2024		As at December 31, 2023
	%	US'000%		US'000
Multinational electronics contract manufacturing company	6%	253	14%	739
International equipment and software manufacturer	0%	-	18%	944
International digital identity & security provider	0%	-	0%	-
International software services provider	3%	137	13%	686
International telecommunication company	42%	1,804	12%	628
Multinational telecommunication & hardware manufacturing company	0%	-	11%	590